Stock Prices and Dividends (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2011
Stock Prices and Dividends Table Disclosure

(In dollars)		1st	2nd	3rd	4th	Full Year
2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	.27	.29	.32	.37	1.25
2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	.25	.25	.25	.26	1.01
2009	High	$72.69	$52.52	$46.45	$48.45	$72.69
	Low	48.67	31.29	27.69	33.13	27.69
	Dividends	.25	.25	.25	.25	1.00